Stockholders' Equity	9 Months Ended
Sep. 30, 2016
Stockholders' Equity
Stockholders' Equity

Note 23 – Stockholders’ Equity

The Company’s authorized capital stock consists of 450,000,000 shares of common stock, $0.01 par value per share and 125 shares of preferred stock, $1,000.00 par value. As of September 30, 2016 and December 31, 2015,  30,960,370 and 30,804,029 shares of common stock were issued and outstanding, respectively. There were 125 shares of preferred stock issued and outstanding.

Preferred stock

The following table presents information with respect to shares of our preferred stock issued in a private offering in January 2014:

Share Issue Date (In Thousands,	Number	Par Value	Per Value of	Additional	Non‑Controlling
except share data)	of Shares	per Share	Shares Issued	Paid-in-Capital	Interests	Net Proceeds
January 30, 2014 – Preferred Offering	125	$1,000.00	$125,000	$(17,000)	$—	$108,000

The preferred stock was redeemed in full on October 31, 2016.  See Note 27 – Subsequent Events.

Common stock dividends

The following table presents cash dividends declared by our board of directors on our common stock from our inception on November 26, 2013 through September 30, 2016:

			Dividend per
Declaration Date	Record Date	Payment Date	Share
May 23, 2014	June 5, 2014	June 17, 2014	$0.16
August 28, 2014	September 10, 2014	September 24, 2014	$0.20
November 13, 2014	November 26, 2014	December 10, 2014	$0.30
December 23, 2014	December 31, 2014	January 21, 2015	$0.30
May 27, 2015	June 10, 2015	June 24, 2015	$0.32
August 21, 2015	August 28, 2015	September 11, 2015	$0.32
November 13, 2015	November 27, 2015	December 11, 2015	$0.35
December 31, 2015	December 31, 2015	January 29, 2016	$0.50
May 20, 2016	June 3, 2016	June 17, 2016	$0.38
August 23, 2016	September 2, 2016	September 16, 2016	$0.38

Incentive fee stock issuance

On January 8, 2016, the Company issued 32,550 shares at $14.82 per share to the Manager for the incentive fee earned for the second and third quarters of 2015.  As discussed above, the Manager is entitled to an incentive fee as defined in the Management Agreement.

Stock incentive plan

In connection with the November 26, 2013 common stock offering, the equity incentive plan was established.  Pursuant to this plan, the board of directors is authorized to approve grants of equity-based awards to the Manager, its personnel and its affiliates. The equity incentive plan provides for grants of equity-based awards up to an aggregate of 5% of the shares of the Company’s common stock issued and outstanding from time to time on a fully diluted basis.  No awards were issued in connection with our private offering of shares of common stock in November 2013 or preferred offering in January 2014.